Statements of Operations (USD $)	11 Months Ended	12 Months Ended	23 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2012
Revenue	$ 0	$ 0	$ 0
Cost of revenue	0	0	0
Gross profit (loss)	0	0	0
Formation and operating costs	264,899	1,201,007	1,465,906
Loss before change in fair value of cash equivalents in trust account	(264,899)	(1,201,007)	(1,465,906)
Change in fair value of cash equivalents in trust account	30,391	(4,121)	26,270
Net loss	$ (234,508)	$ (1,205,128)	$ (1,439,636)
Basic and diluted net loss per ordinary share (in dollars per share)	$ (0.04)	$ (0.14)	$ (0.19)
Weighted average ordinary shares outstanding - basic and diluted	6,688,190	8,533,333	7,648,819